Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Components of income (loss) before income taxes
Foreign	$ (10,922,000)
U.S.	(23,025,000)	(15,888,000)
Totals	(33,947,000)	(15,888,000)
Deferred tax assets:
U.S. and state net operating loss carryforwards	17,876,000	10,621,000
Foreign net operating loss carryforwards	2,731,000
Research and development credits	2,670,000	871,000
Accruals and other temporary differences	1,819,000	335,000
Total deferred tax assets	25,096,000	11,827,000
Less valuation allowance	(25,096,000)	(11,827,000)
Increase in valuation allowance	$ 13,300,000	$ 6,200,000
Reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes
Federal income tax expense at statutory rate (as a percent)	34.00%	34.00%
State income tax, net of federal benefit (as a percent)	4.90%	5.20%
Permanent differences (as a percent)	0.00%	(0.10%)
Research and development credit (as a percent)	3.90%	0.00%
Foreign rate differential (as a percent)	(2.90%)	0.00%
Other (as a percent)	(0.80%)	0.00%
Change in valuation allowance (as a percent)	(39.10%)	(39.10%)
Effective income tax rate (as a percent)	0.00%	0.00%